Related Party Balances and Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Other payables with related party
			December 31,	December 31,
Name of Related Party	Relationship	Nature	2019	2018

Erxin Zeng	Chief Executive Office of the Company prior to October 30, 2019	Loan	$82,200	$-